Revenue - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred fulfillment costs current	$ 13,400	$ 3,500	$ 21,000
Contract with customers liabilities current	$ 23,765	$ 22,331	$ 30,637	$ 20,716